Related-party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from related parties, net	$ 251,974	$ 258,233	$ 338,624
CMO- NingBo [Member]
Revenues from related parties, net	93,664	123,888	167,255
CMO- NanHai [Member]
Revenues from related parties, net	63,375	41,241	51,821
CMI [Member]
Revenues from related parties, net	56,221	55,629	56,770
CME- NingBo [Member]
Revenues from related parties, net	21,673	18,889	8,592
Chi Hsin- NingBo [Member]
Revenues from related parties, net	12,637	16,806	19,730
CMO [Member]
Revenues from related parties, net	0	0	15,602
Others (individually below 5%) [Member]
Revenues from related parties, net	$ 4,404	$ 1,780	$ 18,854